Financial instruments - fair values and risk management - Financial assets (Details) - Financial assets at amortized cost - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 184,600	$ 115,285
Trade receivables
Disclosure of financial assets [line items]
Financial assets	41,675	30,720
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	142,802	84,557
Loans receivable.
Disclosure of financial assets [line items]
Financial assets	$ 123	8
Previously stated
Disclosure of financial assets [line items]
Financial assets		115,474
Previously stated | Trade receivables
Disclosure of financial assets [line items]
Financial assets		30,909
Previously stated | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets		84,557
Previously stated | Loans receivable.
Disclosure of financial assets [line items]
Financial assets		$ 8